Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of Changes in Goodwill and Intangible Assets
Goodwill and intangible assets are comprised of the following:

	2016
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$78.6	$55.4	$23.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	237.0	221.1	15.9
Computer software assets	284.1	274.5	9.6
	$632.4	$606.9	$25.5

	2017
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$78.6	$55.4	$23.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	237.0	226.6	10.4
Computer software assets	285.3	274.1	11.2
	$633.6	$612.0	$21.6
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2016	$19.5	$21.9	$8.5	$49.9
Additions	—	—	4.5	4.5
Acquisitions through business combinations (note 3)	3.7	—	0.1	3.8
Amortization	—	(6.0)	(3.4)	(9.4)
Foreign exchange and other	—	—	(0.1)	(0.1)
Balance — December 31, 2016	23.2	15.9	9.6	48.7
Additions	—	—	4.9	4.9
Amortization	—	(5.5)	(3.4)	(8.9)
Foreign exchange and other	—	—	0.1	0.1
Balance — December 31, 2017	$23.2	$10.4	$11.2	$44.8